Leases - Summary of the changes in the right-of-use assets (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024
Summary of the changes in the right-of-use assets [Line Items]
Beginning balance		₩ 4,157,592		₩ 3,972,304
Disposals		(68,928)	[1]	(57,580)	[2]
Depreciation	[3]	(598,890)		(596,443)
Impairment loss recognized		923		1,650
Effects of foreign currency adjustments		2,158		27,060
Effects of business combinations		127,968
Ending balance		4,153,186		4,157,592
Right-of-use assets
Summary of the changes in the right-of-use assets [Line Items]
Beginning balance		875,250		606,475
Acquisitions		289,866		624,103
Disposals		(63,119)		(45,452)
Depreciation	[4]	(334,935)		(329,946)
Impairment loss recognized				53
Effects of foreign currency adjustments		961		20,017
Effects of business combinations		4
Ending balance		768,027		875,250
Real estate | Right-of-use assets
Summary of the changes in the right-of-use assets [Line Items]
Beginning balance		836,925		566,941
Acquisitions		271,932		601,686
Disposals		(57,574)		(40,522)
Depreciation	[4]	(317,022)		(311,077)
Impairment loss recognized				53
Effects of foreign currency adjustments		1,153		19,844
Effects of business combinations		0
Ending balance		735,414		836,925
Vehicle | Right-of-use assets
Summary of the changes in the right-of-use assets [Line Items]
Beginning balance		25,993		28,417
Acquisitions		13,205		15,454
Disposals		(4,788)		(4,222)
Depreciation	[4]	(13,060)		(13,843)
Impairment loss recognized				0
Effects of foreign currency adjustments		(232)		187
Effects of business combinations		4
Ending balance		21,122		25,993
Others | Right-of-use assets
Summary of the changes in the right-of-use assets [Line Items]
Beginning balance		12,332		11,117
Acquisitions		4,729		6,963
Disposals		(757)		(708)
Depreciation	[4]	(4,853)		(5,026)
Impairment loss recognized				0
Effects of foreign currency adjustments		40		(14)
Effects of business combinations		0
Ending balance		₩ 11,491		₩ 12,332

[1]	During 2024, W26,185 million transferred from assets-under-construction is included.
[2]	During 2023, W82,179 million transferred from assets-under-construction is included.
[3]	Included in general administrative expense, other operating income (loss) and insurance service expense of the consolidated statements of comprehensive income.
[4]	Included in general administrative expense, other operating expense and insurance service expense of the consolidated statements of comprehensive income.